Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term debt

		December 31,
(Millions of dollars)	Effective Yield to Maturity [1]	2015	2014
Machinery, Energy & Transportation:
Notes—$500 million of 5.700% due 2016 [2]	5.80%	$—	$503
Notes—$1,250 million of 3.900% due 2021 [2]	4.01%	1,244	1,242
Notes—$759 million of 5.200% due 2041 [2]	5.27%	751	751
Debentures—$500 million of 1.500% due 2017 [2]	1.63%	499	499
Debentures—$900 million of 7.900% due 2018 [2]	7.98%	899	897
Debentures—$120 million of 9.375% due 2021	9.41%	120	120
Debentures—$500 million of 2.600% due 2022 [2]	2.70%	497	496
Debentures—$82 million of 8.000% due 2023	8.06%	82	82
Debentures—$1,000 million of 3.400% due 2024	3.46%	996	996
Debentures—$193 million of 6.625% due 2028 [2]	6.68%	192	192
Debentures—$242 million of 7.300% due 2031 [2]	7.38%	240	240
Debentures—$307 million of 5.300% due 2035 [2]	8.64%	212	210
Debentures—$460 million of 6.050% due 2036 [2]	6.12%	456	456
Debentures—$65 million of 8.250% due 2038 [2]	8.38%	64	64
Debentures—$160 million of 6.950% due 2042 [2]	7.02%	159	159
Debentures—$1,722 million of 3.803% due 2042 [2]	6.39%	1,198	1,179
Debentures—$500 million of 4.300% due 2044	4.39%	493	493
Debentures—$500 million of 4.750% due 2064	4.81%	494	493
Debentures—$246 million of 7.375% due 2097 [2]	7.51%	242	242
Capital lease obligations		77	85
Other		45	46
Total Machinery, Energy & Transportation		8,960	9,445
Financial Products:
Medium-term notes		15,679	17,255
Other		530	996
Total Financial Products		16,209	18,251
Total long-term debt due after one year		$25,169	$27,696

[1]	Effective yield to maturity includes the impact of discounts, premiums and debt issuance costs.

[2]
Redeemable at our option in whole or in part at any time at a redemption price equal to the greater of (i) 100% of the principal amount or (ii) the discounted present value of the notes or debentures, calculated in accordance with the terms of such notes or debentures.

Aggregate amounts of maturities of long-term debt
The aggregate amounts of maturities of long-term debt during each of the years 2016 through 2020, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2016	2017	2018	2019	2020
Machinery, Energy & Transportation	$517	$531	$907	$7	$8
Financial Products	5,362	5,866	4,154	2,531	1,125
	$5,879	$6,397	$5,061	$2,538	$1,133